PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of September 30, 2021 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (2.2%)
FedEx Corp.	514,788	112,887,860

Apparel & Luxury Goods (4.4%)
Hanesbrands Inc.	7,512,685	128,917,675
VF Corp.	1,382,333	92,602,488

		221,520,163
Banks (2.5%)
Bank of America Corp.	3,000,000	127,350,000

Biotechnology (9.0%)
Biogen Inc. [q]	452,053	127,926,478
BioMarin Pharmaceutical Inc. [q]	1,059,846	81,915,497
Gilead Sciences Inc.	1,949,610	136,180,259
Vertex Pharmaceuticals Inc. [q]	619,438	112,359,859

		458,382,093
Capital Markets (8.3%)
S&P Global Inc.	281,500	119,606,535
The Bank of New York Mellon Corp.	2,444,145	126,704,477
The Charles Schwab Corp.	2,360,908	171,968,539

		418,279,551
Communications Equipment (3.3%)
Cisco Systems Inc.	3,000,000	163,290,000

Computer Peripherals (2.0%)
Seagate Technology plc [l]	1,246,543	102,864,728

Consulting Services (1.8%)
Accenture plc, Class A	285,374	91,296,850

Consumer Finance (7.0%)
American Express Co.	808,371	135,426,394
Capital One Financial Corp.	700,000	113,379,000
Discover Financial Services	800,869	98,386,757

		347,192,151
Data Processing (1.9%)
Paychex Inc.	841,205	94,593,502

Diversified Telecom Services (3.8%)
Verizon Communications Inc.	3,521,415	190,191,622

Equity Real Estate Investment Trusts (2.4%)
Simon Property Group Inc.	913,815	118,768,536

Food Products 2.7%)
PepsiCo Inc.	915,459	137,694,188

Health Care Equipment (2.1%)
Becton Dickinson and Co.	419,352	103,085,109

Health Care Technology (1.7%)
Cerner Corp.	1,191,491	84,023,945

Insurance (2.0%)
The Progressive Corp.	1,105,217	99,900,565

Interactive Media & Services (2.1%)
Alphabet Inc., Class A [q]	40,000	106,940,800

IT Services (2.1%)
Mastercard Inc., Class A	300,000	104,304,000

Life Sciences Tools & Services (4.4%)
Agilent Technologies Inc.	1,000,000	157,530,000
Illumina Inc. [q]	159,393	64,651,395

		222,181,395
Machinery (2.0%)
Cummins Inc.	455,464	102,278,996

Media (2.5%)
Omnicom Group Inc. [l]	1,721,672	124,752,353

Pharmaceuticals (4.8%)
Merck & Co., Inc.	1,956,933	146,985,238
Novartis AG (ADR)	1,152,019	94,212,114

		241,197,352
Retail (1.7%)
The Gap Inc. [l]	3,755,550	85,250,985

Semiconductor Equipment (7.5%)
Applied Materials Inc.	763,434	98,276,859
Intel Corp.	3,297,764	175,704,866
Micron Technology Inc. [q]	1,450,399	102,949,321

		376,931,046
Software (5.5%)
Intuit Inc.	110,012	59,352,574
Microsoft Corp.	369,967	104,301,097
VMware Inc., Class A q l	727,616	108,196,499

		271,850,170
Technology Hardware (4.5%)
Apple Inc.	763,681	108,060,862
Western Digital Corp. [q]	2,100,000	118,524,000

		226,584,862
Trading Companies & Distributors (2.1%)
W.W. Grainger Inc.	265,173	104,228,899

Total investment in equities (96.3%) (cost $3,808,591,036)		4,837,821,721

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Citizens Bank Trust	0.10%	10/06/2021	250,000	249,862
Community Vision Capital & Consulting	0.50%	03/31/2022	250,000	242,562
Self-Help Federal Credit Union	0.40%	02/25/2022	250,000	242,033

				734,457
Certificates of Deposit Account Registry Service (0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/18/2021 Participating depository institutions: Great Plains State Bank, par 243,500; OneUnited Bank, par 63,871; Southern States Bank, par 193,758; (cost $492,718)	0.07%	03/17/2022	501,129	492,718

Community Development Loans (0.0%) α
Root Capital Loan Fund	1.00%	02/01/2022	100,000	97,978
Washington Area Community Investment Fund	1.00%	03/05/2022	100,000	97,480

				195,458
Time Deposits (2.7%)
BNP Paribas, Paris	0.01%	10/01/2021	82,466,586	82,466,586
DNB, Oslo	0.01%	10/01/2021	51,141,357	51,141,357
Sumitomo, Tokyo	0.01%	10/01/2021	3,162,333	3,162,333

				136,770,276
Securities Purchased with Cash Collateral from Securities Lending
Registered Investment Companies (2.7%)
Invesco Aim Government & Agency Portfolio
Short-Term Investments Trust, Institutional Class	0.03%			137,388,311

Total short-term securities (5.4%) (cost $275,581,220)				275,581,220

Total securities (101.7%) (cost $4,084,172,256)				5,113,402,941

Payable upon return of securities loaned (-2.7%)				(137,388,311)

Other assets and liabilities (1.0%)				48,350,864

Total net assets (100.0%)				5,024,365,494

q	This security is non-income producing.
l	This security, or partial position of this security, was on loan at September 30, 2021. The total value of the securities on loan at September 30, 2021 was $134,657,075.
α	Market value adjustments have been applied to these securities to reflect potential early withdrawal. Such securities have been classified as level 3.
plc	Public Limited Company
ADR	American Depository Receipt